UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-9123
                                  ----------

                               AMIDEX Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2621 Van Buren Avenue Norristown, PA 19403
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                  InCap Service Company, Willow Grove, PA 19090
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 610 666-1330
                                                   --------------

Date of fiscal year end: 05/31/2004
                        ------------

Date of reporting period: 11/30/2003
                         ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

November 30, 2003

Dear AMIDEX(TM) Funds, Inc. Shareholder,

      Enclosed please find the Semi-Annual Report for the AMIDEX(TM) Funds, Inc. for the period ending on November 30, 2003.

      Our Israel-related fund, the AMIDEX35(TM) Mutual Fund, saw some positive indications as Israel and most of the rest of the world begin to emerge from recession. Share prices in Tel Aviv began to recover, and US markets started to perk up. Although the political situation in Israel remains volatile, there was some stabilization of share prices and, in general, a lower level of terrorist assaults than in previous periods.

      The Cancer Innovations & Healthcare Mutual Fund also saw improvement, as US markets began to show optimism for the first time in almost three years.

      Our primary investment strategies and objectives remain unchanged. Our Funds are based on indices, and there has been no change in the underlying indices or portfolios, other than routine maintenance as outlined in the prospectuses.

      We continue to believe in the merits of investing in our AMIDEX35(TM) Mutual Fund and our AMIDEX(TM) Cancer Innovations & Healthcare Fund, and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niches. We encourage our investors to remain focused on the long-term prospects for the Funds, and to persevere through transient periods of uncertainty.

      Let's hope that these results mark a lasting reversal in the previous downward trends. As always, our greatest hope is that the year ahead brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

                                        Best regards,


                                        Cliff Goldstein
                                        President, AMIDEX(TM) Funds, Inc.

      This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

AMIDEX(TM) FUNDS, INC.
THE AMIDEX35(TM) MUTUAL FUND                                  SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

                                                         SHARES        VALUE
                                                       ----------   -----------

ISRAEL - 34.01%

COMMON STOCK - 34.01%

BANKING & INSURANCE - 15.58%
Bank Hapoalim Ltd.                                       214,628    $   500,718
Bank Leumi Le-Israel                                     243,116        422,787
Israel Discount Bank Cl A*                               174,810        155,500
Clal Insurance Enterprise*                                 8,756        151,088
Migdal Insurance Holdings                                178,216        251,387
Tefahot Israel Mortgage                                    8,072         70,641
United Mizrahi Bank Ltd.*                                 38,915        121,691
                                                                    -----------
                                                                      1,673,812
                                                                    -----------

CHEMICALS - 4.34%
Israel Chemicals Ltd.                                    195,835        259,057
Makhteshim-Agan Industries Ltd.                           63,487        207,100
                                                                    -----------
                                                                        466,157
                                                                    -----------

DIVERSIFIED HOLDINGS - 7.37%
Clal Industries & Investments                             26,851        127,520
Discount Investment Corp.                                  7,860        202,468
IDB Development Corp. Ltd.                                 9,829        224,442
IDB Holding Corp. Ltd.                                     6,490        126,588
Israel Corp. Ltd.                                          1,005        110,720
                                                                    -----------
                                                                        791,738
                                                                    -----------

FOOD - 1.33%
Osem Investment Ltd.                                      13,670        142,697
                                                                    -----------

OIL COMPANIES - 1.18%
Delek Group Ltd.                                           1,564        126,668
                                                                    -----------

TELECOMMUNICATIONS - 4.21%
Bezeq Israeli Telecommunications Corp. Ltd.              414,590        452,831
                                                                    -----------

Total Common Stock (Cost $4,733,406)                                  3,653,903
                                                                    -----------

Total Israel (Cost $4,733,406)                                      $ 3,653,903
                                                                    -----------

UNITED STATES - 61.39%

COMMON STOCK - 58.11%

COMPUTER SOFTWARE - 21.49%
Amdocs Ltd.*                                              32,603        815,727
Check Point Software Technologies Ltd.*                   39,495        697,482
DSP Group, Inc.*                                           4,705        113,343
Mercury Interactive Corp.*                                14,586        682,625
                                                                    -----------
                                                                      2,309,177
                                                                    -----------

AMIDEX(TM) FUNDS, INC.
THE AMIDEX35(TM) MUTUAL FUND                                  SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

                                                         SHARES        VALUE
                                                       ----------   -----------

DIGITAL IMAGING - 4.45%
Creo Products, Inc.*                                       8,600    $    91,246
Electronics for Imaging, Inc.*                             9,428        260,213
Orbotech Ltd.*                                             5,382        126,746
                                                                    -----------
                                                                        478,205
                                                                    -----------

ELECTRONIC DESIGN AUTOMATION - 0.10%
Verisity Ltd.*                                               800         10,256
                                                                    -----------

ELECTRONIC EQUIPMENT - 0.82%
Zoran Corp.*                                               4,800         88,128
                                                                    -----------

MEDICAL PRODUCTS - 0.66%
Given Imaging Ltd.*                                        4,000         71,040
                                                                    -----------

PHARMACEUTICALS - 23.06%
Taro Pharmaceutical Industries Ltd.*                       5,000        344,700
Teva Pharmaceutical Industries ADR                        35,408      2,132,833
                                                                    -----------
                                                                      2,477,533
                                                                    -----------

TELECOMMUNICATIONS - 7.53%
Comverse Technology, Inc.*                                29,977        576,458
NDS Group Plc. ADR*                                        1,300         26,910
Partner Communications ADR*                               30,600        205,326
                                                                    -----------
                                                                        808,694
                                                                    -----------

Total Common Stock (Cost $11,358,427)                                 6,243,033
                                                                    -----------

SHORT-TERM INVESTMENTS - 3.28%
First American Treasury Obligations
  Fund, 0.31%** (Cost $352,048)                          352,048        352,048
                                                                    -----------

Total United States (Cost $11,710,475)                              $ 6,595,081
                                                                    -----------

TOTAL INVESTMENTS (COST $16,443,881) - 95.40%                       $10,248,984
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.60%                           493,858
                                                                    -----------
NET ASSETS - 100%                                                   $10,742,842
                                                                    ===========

*  Non-income producing security.
   ADR - American Depository Receipt
** Variable rate security; the rate shown represents the rate at November 30, 2003.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

                                                         SHARES        VALUE
                                                       ----------   -----------

COMMON STOCK - 101.61%

BIOTECHNOLOGY - 37.17%
Amgen, Inc.*                                                  680     $  39,107
Biogen, Inc.*                                               1,175        44,861
Chiron Corp.*                                                 800        42,896
Enzon Pharmaceuticals, Inc.*                                  100         1,079
Genentech, Inc.*                                            2,000       168,600
Genzyme Corp.*                                                900        42,066
Human Genome Sciences, Inc.*                                  300         3,840
Immunomedics, Inc.*                                           100           386
Millennium Pharmaceuticals, Inc.*                             900        14,193
Myriad Genetics, Inc.*                                        100         1,182
Protein Design Labs, Inc.*                                    200         2,772
                                                                      ---------
                                                                        360,982
                                                                      ---------

HEALTHCARE PRODUCTS - 14.70%
Amersham Plc. ADR                                             800        51,824
Beckman Coulter, Inc.                                         300        15,345
Cytyc Corp.*                                                  200         2,578
Johnson & Johnson                                           1,200        59,148
Varian Medical Systems, Inc.*                                 200        13,802
                                                                      ---------
                                                                        142,697
                                                                      ---------

PHARMACEUTICALS - 49.74%
Abbott Laboratories                                           500        22,100
Abgenix, Inc.*                                                200         2,254
AstraZeneca Plc. ADR                                          600        27,570
Aventis SA ADR                                                300        17,295
Bristol-Myers Squibb Co.                                      600        15,810
Celgene Corp.*                                                200         9,146
Cell Therapeutics, Inc.*                                      100           900
Celltech Group Plc. ADR*                                      600         7,350
Elan Corp. Plc. ADR*                                          100           546
Eli Lilly & Co.                                               400        27,424
Gilead Sciences, Inc.*                                        800        46,944
GlaxoSmithKline Plc. ADR                                    1,100        50,468
ICN Pharmaceuticals, Inc.                                     200         4,782
Ilex Oncology, Inc.*                                          100         2,087
ImClone Systems*                                              300        11,790
Medarex, Inc.*                                                200         1,360
Medimmune, Inc.*                                            1,100        26,180
Merck & Co., Inc.                                             900        36,540
Novartis AG ADR                                             1,000        42,200
Pfizer, Inc.                                                2,700        90,585

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

                                                         SHARES        VALUE
                                                       ----------   -----------

QLT, Inc.*                                                    100     $   1,628
Schering-Plough Corp.                                         600         9,630
SICOR, Inc.*                                                  200         5,528
Tularik, Inc.*                                                100         1,498
Vertex Pharmaceuticals, Inc.*                                 200         1,748
Wyeth                                                         500        19,700
                                                                      ---------
                                                                        483,063
                                                                      ---------

TOTAL COMMON STOCK (Cost $1,063,443)                                  $ 986,742
                                                                      ---------

TOTAL INVESTMENTS (COST $ 1,063,443) - 101.61%                        $ 986,742
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.61)%                         (15,631)
                                                                      ---------
NET ASSETS - 100%                                                     $ 971,111
                                                                      ---------

*  Non-income producing security.
   ADR - American Depository Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   AMIDEX35(TM)
                                                                    MUTUAL FUND
                                                                   ------------
ASSETS:
     Investments, at market (identified cost: $16,443,881)         $ 10,248,984
     Cash                                                                   886
     Receivables:
          Dividends                                                       2,583
          Interest                                                           19
          Investments sold                                              537,585
          Fund shares sold                                               16,276
     Prepaid expenses                                                    13,090
                                                                   ------------
                          Total assets                               10,819,423
                                                                   ------------

LIABILITIES:
     Payables:
          Investment advisory and administrative fees                     9,214
          Distribution fees                                              23,589
          Fund accounting fees                                           10,062
          Fund shares redeemed                                           11,134
          Other liabilities and accrued expenses                         22,582
                                                                   ------------
                          Total liabilities                              76,581
                                                                   ------------
NET ASSETS                                                         $ 10,742,842
                                                                   ============

NET ASSETS CONSIST OF:
          Common stock                                             $        134
          Additional paid-in capital                                 22,110,985
          Accumulated net investment loss                              (118,912)
          Accumulated realized loss on investments                   (5,054,468)
          Net unrealized loss on investments                         (6,194,897)
                                                                   ------------

Total Net Assets (1,342,335 shares outstanding; 500,000,000
     shares of $0.0001 par value authorized)                       $ 10,742,842
                                                                   ============

NO-LOAD CLASS SHARES:
Net Assets applicable to 873,706 shares outstanding (Note 2)       $  7,721,608
                                                                   ============
Net Asset Value, offering and redemption price per share           $       8.84
                                                                   ============

CLASS A SHARES:
Net Assets applicable to 354,742 shares outstanding (Note 2)       $  2,429,945
                                                                   ============
Net Asset Value and redemption price per share                     $       6.85
                                                                   ============

Offering price per share Class A                                   $       7.14
                                                                   ============

Class C shares:
Net Assets applicable to 113,887 shares outstanding (Note 2)       $    591,289
                                                                   ============
Net Asset Value and offering price per share                       $       5.19
                                                                   ============

Redemption price per share Class C                                 $       5.14
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 AMIDEX(TM) CANCER
                                                                    INNOVATIONS
                                                                 & HEALTHCARE FUND
                                                                 -----------------
ASSETS:
     Investments, at market (identified cost: $1,063,443)           $   986,742
     Receivables:
          Fund shares sold                                                2,835
          Dividends                                                       1,272
          Interest                                                            2
     Prepaid expenses                                                     2,148
                                                                    -----------
                          Total assets                                  992,999
                                                                    -----------

LIABILITIES:
     Payables:
          Due to custodian                                               19,252
          Investment advisory and administrative fees                       718
          Distribution fees                                                 577
          Fund accounting fees                                              938
          Other liabilities                                                 403
                                                                    -----------
                          Total liabilities                              21,888
                                                                    -----------
NET ASSETS                                                          $   971,111
                                                                    ===========

NET ASSETS CONSIST OF:
          Common stock                                              $        11
          Additional paid-in capital                                  1,068,517
          Accumulated net investment loss                               (12,967)
          Accumulated realized loss on investments                       (7,749)
          Net unrealized loss on investments                            (76,701)
                                                                    -----------

Total Net Assets (106,883 shares outstanding; 500,000,000
     shares of $0.0001 par value authorized)                        $   971,111
                                                                    ===========

CLASS A SHARES:
Net Assets applicable to 106,883 shares outstanding (Note 2)        $   971,111
                                                                    ===========
Net Asset Value and redemption price per share                      $      9.09
                                                                    ===========

Offering price per share Class A                                    $      9.62
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 AMIDEX35(TM)
                                                                 MUTUAL FUND
                                                            FOR THE PERIOD ENDED
                                                              NOVEMBER 30, 2003
                                                            --------------------
                                                                 (UNAUDITED)
INVESTMENT INCOME:
      Interest                                                   $       198
      Dividends (net of foreign taxes: $13,914)                       46,979
                                                                 -----------
          Total investment income                                     47,177
                                                                 -----------

EXPENSES:
      Investment advisory fees                                        13,308
      Distribution fees - No-load Class                                9,034
      Distribution fees - Class A                                      2,768
      Distribution fees - Class C                                      2,687
      Accounting and transfer agent fees                              48,756
      Consulting fees                                                 21,852
      Audit fees                                                      13,603
      Out of pocket expenses                                          10,455
      Insurance fees                                                  10,252
      Custody fees                                                     8,107
      Registration fees                                                6,921
      Legal fees                                                       2,217
      Administrative fees                                              1,696
      Printing fees                                                      502
      Miscellaneous                                                   13,931
                                                                 -----------
          Total expenses                                             166,089
                                                                 -----------

      Net investment loss                                           (118,912)
                                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                              (605,465)
      Net change in unrealized appreciation on investments         2,000,112
                                                                 -----------
                                                                   1,394,647
                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 1,275,735
                                                                 ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                           AMIDEX(TM) CANCER INNOVATIONS
                                                                 & HEALTHCARE FUND
                                                                FOR THE PERIOD ENDED
                                                                 NOVEMBER 30, 2003
                                                           -----------------------------
                                                                   (UNAUDITED)
INVESTMENT INCOME:
      Interest                                                       $     17
      Dividends                                                         4,389
                                                                     --------
          Total investment income                                       4,406
                                                                     --------

EXPENSES:
      Investment advisory fees                                          1,363
      Distribution fees - Class A                                       1,217
      Accounting and transfer agent fees                                5,200
      Consulting fees                                                   2,148
      Custody fees                                                      1,862
      Registration fees                                                 1,459
      Insurance fees                                                    1,250
      Audit fees                                                          890
      Out of pocket expenses                                              694
      Legal fees                                                          384
      Administrative fees                                                 163
      Printing fees                                                       146
      Miscellaneous                                                       597
                                                                     --------
          Total expenses                                               17,373
                                                                     --------

      Net investment loss                                             (12,967)
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                   (127)
      Net change in unrealized appreciation on investments             76,677
                                                                     --------
                                                                       76,550
                                                                     --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 63,583
                                                                     ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  AMIDEX35(TM) MUTUAL FUND

                                                                PERIOD ENDED
                                                              NOVEMBER 30, 2003     YEAR ENDED
                                                                 (UNAUDITED)       MAY 31, 2003
                                                              -----------------    ------------
INCREASE IN NET ASSETS
Operations:
     Net investment loss                                        $   (118,912)      $   (210,432)
     Net realized loss on investments                               (605,465)        (1,143,686)
     Net change in unrealized appreciation on investments          2,000,112          2,918,399
                                                                ------------       ------------
Net increase in net assets resulting from operations               1,275,735          1,564,281
                                                                ------------       ------------

Increase in net assets from Fund share transactions (Note 2)          36,629             39,165
                                                                ------------       ------------

Total increase in net assets                                       1,312,364          1,603,446

NET ASSETS:
     Beginning of period                                           9,430,478          7,827,032
                                                                ------------       ------------
     End of period                                              $ 10,742,842       $  9,430,478
                                                                ============       ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND

                                                               PERIOD ENDED
                                                             NOVEMBER 30, 2003      YEAR ENDED
                                                                (UNAUDITED)        MAY 31, 2003
                                                                -----------        ------------
INCREASE IN NET ASSETS
Operations:
     Net investment loss                                        $   (12,967)       $   (19,769)
     Net realized loss on investments                                  (127)            (7,622)
     Net change in unrealized appreciation on investments            76,677             56,156
                                                                -----------        -----------
Net increase in net assets resulting from operations                 63,583             28,765
                                                                -----------        -----------

Decrease in net assets from Fund share transactions (Note 2)        (38,264)          (121,334)
                                                                -----------        -----------

Total increase (decrease) in net assets                              25,319            (92,569)

NET ASSETS:
     Beginning of period                                            945,792          1,038,361
                                                                -----------        -----------
     End of period                                              $   971,111        $   945,792
                                                                ===========        ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------

                                                                            AMIDEX35(TM) MUTUAL FUND
                                                                                 NO-LOAD CLASS
                                               ----------------------------------------------------------------------------------
                                                FOR THE PERIOD
                                                    ENDED          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                               NOVEMBER 30, 2004       ENDED          ENDED          ENDED           ENDED
                                                  (UNAUDITED)      MAY 31, 2003   MAY 31, 2002   MAY 31, 2001   MAY 31, 2000(1)
                                               -----------------   ------------   ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  7.76           $  6.39        $ 12.41        $ 17.05         $ 10.00
                                                    -------           -------        -------        -------         -------

INVESTMENT OPERATIONS:
    Net investment loss                               (0.10)            (0.18)         (0.14)         (0.22)          (0.23)
    Net realized and unrealized gain (loss) on
       investments                                     1.18              1.55          (5.88)         (4.22)           7.28
                                                    -------           -------        -------        -------         -------
         Total from investment operations              1.08              1.37          (6.02)         (4.44)           7.05
                                                    -------           -------        -------        -------         -------

DISTRIBUTIONS:
    From net realized capital gain                       --                --             --          (0.20)             --
                                                    -------           -------        -------        -------         -------
         Total distributions                             --                --             --          (0.20)             --
                                                    -------           -------        -------        -------         -------

NET ASSET VALUE, END OF PERIOD                      $  8.84           $  7.76        $  6.39        $ 12.41         $ 17.05
                                                    =======           =======        =======        =======         =======

TOTAL RETURN                                          13.92%            21.44%        (48.51)%       (26.37)%         70.50%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)            $ 7,722           $ 6,799        $ 5,360        $11,462         $10,981
    Ratio of expenses to average net assets:           3.29%(2)          3.53%          2.20%          2.20%           2.85%(2)
    Ratio of net investment loss to
      average net assets:                             (2.45)(2)         (3.02)%        (1.61)%        (1.36)%         (1.50)(2)
    Portfolio turnover rate                            5.26%             8.72%         27.70%         41.60%          18.16%

(1) The AMIDEX35(TM) Mutual Fund No-load Class shares commenced operations on June 8, 1999.
(2) Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------

                                                                   AMIDEX35(TM) MUTUAL FUND
                                                                            CLASS A
                                         --------------------------------------------------------------------------------
                                          FOR THE PERIOD
                                              ENDED          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                         NOVEMBER 30, 2003      ENDED          ENDED          ENDED           ENDED
                                            (UNAUDITED)      MAY 31, 2003   MAY 31, 2002   MAY 31, 2001   MAY 31, 2000(1)
                                         -----------------   ------------   ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  6.02          $  4.95        $  9.62        $ 13.33          $  9.60
                                              -------          -------        -------        -------          -------

INVESTMENT OPERATIONS:
    Net investment loss                         (0.07)           (0.14)         (0.11)         (0.20)           (0.10)
    Net realized and unrealized gain
       (loss) on investments                     0.90             1.21          (4.56)         (3.31)            3.83
                                              -------          -------        -------        -------          -------
         Total from investment operations        0.83             1.07          (4.67)         (3.51)            3.73
                                              -------          -------        -------        -------          -------

DISTRIBUTIONS:
    From net realized capital gain                 --               --             --          (0.20)              --
                                              -------          -------        -------        -------          -------
         Total distributions                       --               --             --          (0.20)              --
                                              -------          -------        -------        -------          -------

NET ASSET VALUE, END OF PERIOD                $  6.85          $  6.02        $  4.95        $  9.62          $ 13.33
                                              =======          =======        =======        =======          =======

TOTAL RETURN                                    13.79%           21.62%        (48.54)%       (26.75)%          38.85%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)      $ 2,430          $ 2,142        $ 2,003        $ 3,930          $   645
    Ratio of expenses to average net assets:     3.29%(2)         3.47%          2.20%          2.20%            2.70%(2)
    Ratio of net investment loss to
      average net assets:                       (2.37)(2)        (2.98)%        (1.61)%        (1.60)%          (1.48)(2)
    Portfolio turnover rate                      5.26%            8.72%         27.70%         41.60%           18.16%

(1) The AMIDEX35(TM) Mutual Fund Class A shares commenced operations on November 19, 1999.
(2) Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------

                                                                      AMIDEX35(TM) MUTUAL FUND
                                                                              CLASS C
                                         ----------------------------------------------------------------------------------
                                          FOR THE PERIOD
                                               ENDED          FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   FOR THE PERIOD
                                         NOVEMBER 30, 2003       ENDED          ENDED           ENDED           ENDED
                                            (UNAUDITED)       MAY 31, 2003   MAY 31, 2002    MAY 31, 2001   MAY 31, 2000(1)
                                         -----------------    ------------   ------------    ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  4.58           $  3.80        $  7.43        $ 10.42          $ 10.00
                                               -------           -------        -------        -------          -------

INVESTMENT OPERATIONS:
    Net investment loss                          (0.07)            (0.13)         (0.12)         (0.23)           (0.01)
    Net realized and unrealized gain
       (loss) on investments                      0.68              0.91          (3.51)         (2.56)            0.43
                                               -------           -------        -------        -------          -------
         Total from investment operations         0.61              0.78          (3.63)         (2.79)            0.42
                                               -------           -------        -------        -------          -------

DISTRIBUTIONS:
    From net realized capital gain                  --                --             --          (0.20)              --
                                               -------           -------        -------        -------          -------
         Total distributions                        --                --             --          (0.20)              --
                                               -------           -------        -------        -------          -------

NET ASSET VALUE, END OF PERIOD                 $  5.19           $  4.58        $  3.80        $  7.43          $ 10.42
                                               =======           =======        =======        =======          =======

TOTAL RETURN                                     13.32%            20.53%        (48.86)%       (27.32)%           4.20%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)       $   591           $   489        $   464        $ 1,305          $    38
    Ratio of expenses to average net assets:      4.04%(2)          4.22%          2.95%          2.95%            2.51%(2)
    Ratio of net investment loss to
      average net assets:                        (3.05)(2)         (3.73)%        (2.31)%        (2.39)%          (2.14)(2)
    Portfolio turnover rate                       5.26%             8.72%         27.70%         41.60%           18.16%

(1) The AMIDEX35(TM) Mutual Fund Class C shares commenced operations on May 19, 2000.
(2) Annualized

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
                                                                   CLASS A
                                              ---------------------------------------------------
                                               FOR THE PERIOD
                                                    ENDED          FOR THE YEAR    FOR THE PERIOD
                                              NOVEMBER 30, 2003        ENDED           ENDED
                                                 (UNAUDITED)       MAY 31, 2003    MAY 31, 2002(1)
                                              -----------------    ------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.50            $  8.12          $ 10.00
                                                   -------            -------          -------

INVESTMENT OPERATIONS:
     Net investment loss                             (0.12)             (0.16)           (0.02)
     Net realized and unrealized loss on
        investments                                   0.71               0.54            (1.86)
                                                   -------            -------          -------
          Total from investment operations            0.59               0.38            (1.88)
                                                   -------            -------          -------

NET ASSET VALUE, END OF PERIOD                     $  9.09            $  8.50          $  8.12
                                                   =======            =======          =======

TOTAL RETURN                                          6.94%              4.68%          (18.80)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)          $   971            $   946          $ 1,023
     Ratio of expenses to average net assets:         3.57%(2)           3.43%            1.24%(2)
     Ratio of net investment loss to
       average net assets:                           (2.66)(2)          (2.22)%          (0.29)(2)
     Portfolio turnover rate                          0.00%              0.00%            0.00%

(1) The AMIDEX(TM) Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.
(2) Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2003 (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      AMIDEX(TM) Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, The AMIDEX35(TM) Mutual Fund, and the AMIDEX(TM) Cancer Innovations & Healthcare Fund (each a "Fund" and collectively the "Funds"). The Funds are non-diversified Funds. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35(TM) Mutual Fund and only Class A shares being offered in the AMIDEX(TM) Cancer Innovations & Healthcare Fund. Each class differs as to sales charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Funds' investment strategies are capital growth. The AMIDEX35(TM) Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEX(TM) Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

      The costs incurred in connection with the organization, initial registration and public offering of shares were paid by TransNations Investments, LLC. Accordingly, no organization costs have been recorded by the Funds.

      The following is a summary of significant accounting policies consistently followed by the Funds.

a) Investment Valuation--Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors. At November 30, 2003, no securities were valued as determined by the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes--No provision for federal income taxes has been made since the AMIDEX35(TM) Mutual Fund and the AMIDEX(TM) Cancer Innovations and Healthcare Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2003 (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital for both The AMIDEX35(TM) Mutual Fund and The AMIDEX(TM) Cancer Innovations & Healthcare Fund.

2.    CAPITAL SHARE TRANSACTIONS

      Transactions in shares of capital stock for the AMIDEX35(TM) Mutual Fund for the six month period ended November 30, 2003 were as follows:

                                                        NO-LOAD
                                               --------------------------
                                                SHARES           AMOUNT
                                               --------         ---------
      Sold                                      122,190         $ 993,458
      Redeemed                                 (124,082)         (987,573)
                                               --------         ---------
      Net Increase (Decrease)                    (1,892)        $   5,885
                                               ========         =========

                                                        CLASS A
                                               --------------------------
                                                SHARES           AMOUNT
                                               --------         ---------
      Sold                                       42,535         $ 267,145
      Redeemed                                  (43,764)         (267,448)
                                               --------         ---------
      Net Decrease                               (1,229)        $    (303)
                                               ========         =========

                                                        CLASS C
                                               --------------------------
                                                SHARES           AMOUNT
                                               --------         ---------
      Sold                                       16,658         $  75,793
      Redeemed                                   (9,548)          (44,746)
                                               --------         ---------
      Net Increase                                7,110         $  31,047
                                               ========         =========

      Transactions in shares of the AMIDEX(TM) Cancer Innovations & Healthcare Fund for the six month period ended November 30, 2003 were as follows:

                                                        CLASS A
                                               --------------------------
                                                SHARES           AMOUNT
                                               --------         ---------
      Sold                                        7,229         $  64,932
      Redeemed                                  (11,599)         (103,196)
                                               --------         ---------
      Net Decrease                               (4,370)        $ (38,264)
                                               ========         =========

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2003 (UNAUDITED)

2.    CAPITAL SHARE TRANSACTIONS (continued)

      Transactions in shares of capital stock for the AMIDEX35(TM) Mutual Fund for the year ended May 31, 2003 were as follows:

                                                        NO-LOAD
                                              ---------------------------
                                                SHARES           AMOUNT
                                              ---------        ----------
      Sold                                     162,832         $1,043,883
      Redeemed                                (126,203)          (759,597)
                                               -------         ----------
      Net Increase                              36,629         $  284,286
                                               =======         ==========

                                                        CLASS A
                                              ---------------------------
                                                SHARES           AMOUNT
                                              ---------        ----------
      Sold                                      30,559         $  161,957
      Redeemed                                 (79,192)          (355,694)
                                               -------         ----------
      Net Decrease                             (48,633)        $ (193,737)
                                               =======         ==========

                                                        CLASS C
                                              ---------------------------
                                                SHARES           AMOUNT
                                              ---------        ----------
      Sold                                      16,468         $   62,034
      Redeemed                                 (31,920)          (113,418)
                                               -------         ----------
      Net Decrease                             (15,452)        $  (51,384)
                                               =======         ==========

      Transactions in shares of the AMIDEX(TM) Cancer Innovations & Healthcare Fund for the year ended May 31, 2003 were as follows:

                                                        CLASS A
                                              ---------------------------
                                                SHARES           AMOUNT
                                              ---------        ----------
      Sold                                      12,278         $   90,359
      Redeemed                                 (26,983)          (197,875)
                                               -------         ----------
      Net Decrease                             (14,705)        $ (107,516)
                                               =======         ==========

                                                        CLASS C
                                              ---------------------------
                                                SHARES           AMOUNT
                                              ---------        ----------
      Sold                                          --         $       --
      Redeemed                                  (1,897)           (13,818)
                                               -------         ----------
      Net Decrease                              (1,897)        $  (13,818)
                                               =======         ==========

3.    INVESTMENT TRANSACTIONS

      For the six month period ended November 30, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

                                                      PURCHASES       SALES
                                                      ----------    ----------
      AMIDEX35(TM) Mutual Fund                        $  514,140    $1,338,415
      AMIDEX(TM) Cancer Innovations & Healthcare Fund         --         2,835

      There were no government securities purchased or sold during the period.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2003 (UNAUDITED)

4.    ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

      The Board of Directors, comprised of a sole Director, Clifford A. Goldstein, from September 1, 2002 to September 30, 2003, was managing the Funds' portfolios. A Special Meeting of Shareholders was held on September 15, 2003 and another investment adviser was appointed and a new Board of Directors was established. During the interim, the Board had contracted Gadi Beer to serve as a consultant to assist in the management of the Funds. For his services, Mr. Beer was receiving $6,000 per month. For the period from June 1, 2003 to September 30, 2003, Mr. Beer earned $24,000 of consulting fees, with $0 remaining payable at November 30, 2003 for both Funds.

      Effective October 1, 2003, the Funds have entered into an Advisory Agreement with Index Investments, LLC ("II") to provide investment management services to the Funds. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Funds' daily net assets. For the period from October 1, 2003 to November 30, 2003, the AMIDEX35(TM) Mutual Fund incurred $13,308 of advisory fees, with $8,361 remaining payable at November 30, 2003. For the period from October 1, 2003 to November 30, 2003, the AMIDEX(TM) Cancer Innovations & Healthcare Fund incurred $1,363 of advisory fees, with $638 remaining payable at November 30, 2003.

      Effective October 1, 2003, the Funds have entered into an Administrative Services Agreement ("ASA") with II to provide administrative services to the Funds. The ASA was approved at the Special Meeting of Shareholders on September 15, 2003. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Funds' daily net assets. For the period from October 1, 2003 to November 30, 2003, the AMIDEX35(TM) Mutual Fund incurred $1,696 of administrative fees, with $853 remaining payable at November 30, 2003. For the period from October 1, 2003 to November 30, 2003, the AMIDEX(TM) Cancer Innovations & Healthcare Fund incurred $163 of administrative fees, with $80 remaining payable at November 30, 2003. Directors of the Funds are also Officers of II.

      The Funds and the Funds' sole Director had entered into an Investment Company Services Agreement ("ICSA") with InCap Service Company ("ISC") to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, ISC received $8,000 per month. A new ISCA between the Funds and ISC was approved by the Funds' sole Director, Clifford A. Goldstein, prior to the establishment of the new Board of Directors and became effective October 1, 2003. At its first formal meeting in January 2004, the new Board ratified and approved Mr. Goldstein's actions with regard to the ICSA with ISC. Under the new ISCA, ISC receives $11,000 per month. For the period from June 1, 2003 to November 30, 2003, ISC earned $53,956, with $11,000 remaining payable at November 30, 2003 for both Funds. Officers of the Funds are also employees of ISC.

      The Funds and the Adviser have entered into a Distribution Agreement with InCap Securities, Inc. to provide distribution services to the Funds. InCap Securities, Inc. serves as underwriter/distributor of the Funds.

      A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares respectively and 1.00% annually of the Funds' average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2003 (UNAUDITED)

4.    ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS - continued

      The distribution plans for the shares in the AMIDEX35(TM) Mutual Fund Class A, the No-load class and Class C took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the Class A shares in the AMIDEX(TM) Cancer Innovations & Healthcare Fund took effect November 1, 2001. For the six month period ended November 30, 2003, the AMIDEX35(TM) Mutual Fund incurred $14,489 in 12b-1 fees. For the six month period ended November 30, 2003, the AMIDEX(TM) Cancer Innovations & Healthcare Fund incurred $1,217 in 12b-1 fees. InCap Securities, Inc. received $0 in 12b-1 fees from the AMIDEX35(TM) Mutual Fund and $612 from the AMIDEX(TM) Cancer Innovations & Healthcare Fund.

      A new distribution plan was voted on and approved at a Special Meeting of Shareholders in September 2003. The prior distribution plan should have been renewed by August 3, 2002 by the Board of Directors of the Funds. Continuation of the plans required that a majority of those Directors who are not "interested persons" vote to continue the plans. Due to the fact that there were no Independent Directors available to vote on the plans as of August 3, 2002, the plans were approved and renewed by the sole Director, Clifford A. Goldstein.

5.    TAX MATTERS

      There were no distributions during the fiscal years 2003 and 2002 for the AMIDEX35(TM) Mutual Fund or the AMIDEX(TM) Cancer Innovations & Healthcare Fund.

      As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                             AMIDEX(TM)
                                                                               CANCER
                                                            AMIDEX35(TM)    INNOVATIONS &
                                                             MUTUAL FUND   HEALTHCARE FUND
                                                            ------------   ---------------
      Cost of investments for tax purposes                  $ 20,176,002    $  1,106,278
      Unrealized Appreciation/ (Depreciation):
              Gross Appreciation                               1,364,331          52,520
              Gross Depreciation                             (12,142,082)       (213,520)
                                                            ------------    ------------
      Net Unrealized Depreciation                           $(10,777,751)   $   (161,000)
      Undistributed Ordinary Income:                                  --              --
      Undistributed Long-term Capital Gains/(Losses), Net     (1,866,261)             --
                                                            ------------    ------------
                 Distributable Earnings, Net                $(12,644,012)   $   (161,000)
                                                            ============    ============

      The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2003 (UNAUDITED)

5. TAX MATTERS - continued

     As of May 31, 2003 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

                                                          AMIDEX(TM) CANCER
                                          AMIDEX35(TM)     INNOVATIONS &
                                          MUTUAL FUND      HEALTHCARE FUND
                                          -----------      ---------------

      Expiring in: 2010                   $(1,795,267)           $--
      Expiring in: 2011                   $  (100,824)           $--

6.    CONCENTRATION OF RISK

      The AMIDEX35(TM) Mutual Fund invests exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

      A large portion of investments held by AMIDEX35(TM) Mutual Fund are considered investments in the technology sector of the market. All investments in common stock held by AMIDEX(TM) Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

7.    SPECIAL MEETING OF SHAREHOLDERS

      As reported in the May 31, 2003 Annual Report, a Special Meeting of Shareholders was held in September 2003 to consider six proposals, which were as follows:

      1. To approve a new Investment Advisory agreement between the Company and Index Investments, LLC.
      2. To approve amendments to the AMIDEX(TM) Articles of Incorporation and the filing of Amended and Restated Articles of Incorporation.
      3. To approve a new slate of Directors to serve on the Board of Directors.
      4. To approve McCurdy & Associates CPA's, Inc. to serve as independent public accountants for the Company.
      5.    To approve a 12b-1 Distribution Plan.
      6. To grant the authority to transact such other business as may properly come before the shareholders of the Funds to the Board of Directors.

      Proposal two was not approved due to an insufficient amount of shareholder votes. The proposal required the presence of two thirds of the outstanding voting securities of the Company at the meeting. The meeting has been adjourned for the interim in order to solicit more shareholder votes so that voting requirements are met. All other proposals have been approved.

8.    BENEFICIAL OWNERSHIP

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2003, Wexford Clearing Corp. held 35.68% of Class A of AMIDEX35(TM) Mutual Fund in an omnibus account for the benefit of others. As of November 30, 2003, Merrill Lynch held 63.45% of Class C of AMIDEX35(TM) Mutual Fund in an omnibus account for the benefit of others. As of November 30, 2003, Merrill Lynch held 36.43% of Class A of AMIDEX(TM) Cancer Innovations & Healthcare Fund in an omnibus account for the benefit of others.

ITEM 2.  CODE OF ETHICS.

      Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)   Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunder duly authorized.

AMIDEX Funds, Inc.
(Registrant)


By: /s/ Clifford A. Goldstein
   --------------------------------
   Clifford A. Goldstein, President

Date: February 18, 2004


Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Clifford A. Goldstein
   --------------------------------
   Clifford A. Goldstein, President

Date: February 18, 2004


By: /s/ Larry E. Beaver
   --------------------------------
   Larry E. Beaver, Jr.,
   Chief Accounting Officer

Date: February 18, 2004